Related Party Transactions - Narrative (Details) € / shares in Units, $ / shares in Units, € in Thousands									12 Months Ended
	Oct. 25, 2024 USD ($)	Oct. 25, 2024 EUR (€)	Jul. 18, 2024 USD ($)	Jul. 18, 2024 EUR (€)	Jul. 15, 2024 USD ($)	Jul. 15, 2024 EUR (€)	Oct. 19, 2023 USD ($)	Oct. 19, 2023 EUR (€)	Dec. 31, 2024 USD ($) segment $ / shares	Dec. 31, 2024 USD ($) segment € / shares $ / shares	Dec. 31, 2023 USD ($) $ / shares	Dec. 31, 2023 USD ($) $ / shares € / shares	Dec. 31, 2022 USD ($) $ / shares	Dec. 31, 2022 USD ($) € / shares $ / shares	Dec. 31, 2024 € / shares	Oct. 24, 2024 USD ($)	Oct. 24, 2024 EUR (€)	Dec. 31, 2023 € / shares	Dec. 31, 2022 € / shares
Disclosure of transactions between related parties [line items]
Return of capital									$ 51,591,000
Share premium									852,282,000	$ 852,282,000	$ 168,791,000	$ 168,791,000				$ 51,591,000	€ 47,819
Foreign tax rate differences									$ (182,000)		(502,000)		$ (295,000)
Greek federal tax																$ 155,000	€ 143
Vesting requirements for share-based payment arrangement, period of working days at beginning of month for exercise of options | segment									5,000	5,000
Expense from share-based payment transactions with employees									$ 0		0		0
General and administrative expense									128,930,000		99,909,000		87,513,000
Related party recharge for stock-based compensation									2,830,000		429,000		0
Share Premium
Disclosure of transactions between related parties [line items]
Return of capital	$ 51,591,000	€ 47,819							$ 51,591,000		$ 0		0
Dividends declared													$ 0	$ 0
TCI Shadow Shares
Disclosure of transactions between related parties [line items]
Weighted average exercise price of share options granted in share-based payment arrangement | (per share)									$ 31.15	$ 29.10	$ 16.08	$ 14.64	$ 12.39	$ 11.90
Share options
Disclosure of transactions between related parties [line items]
Vesting requirements for share-based payment arrangement, vesting period									3 years
Vesting requirements for share-based payment arrangement, vesting percentage									50.00%
TCI Shadow Shares
Disclosure of transactions between related parties [line items]
General and administrative expense									$ 3,841,000		$ 3,147,000		$ 2,104,000
Related party recharge									5,891,000		1,762,000		$ 0
Related party recharge, operating activities									3,061,000		1,333,000
Related party recharge for stock-based compensation									$ 2,830,000		$ 429,000
Par value per share (in dollars per share) | (per share)									$ 41.87	$ 41.87	$ 23.48	$ 23.48	$ 12.80	$ 12.80	€ 40.20			€ 21.25	€ 12.00
Titan Cement Company
Disclosure of transactions between related parties [line items]
Dividends declared and paid					$ 80,000,000	€ 73,450
Columbus Properties BV.
Disclosure of transactions between related parties [line items]
Dividends declared and paid			$ 5,069,000	€ 4,635
Titan Cement Company S.A. and Columbus Properties BV.
Disclosure of transactions between related parties [line items]
Dividends declared and paid							$ 33,786,000	€ 32,000